File No. 333-227120

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
SEPTEMBER 23, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No. 1  [ X ]

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact Name of Registrant as Specified in Charter)

40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)

(212) 858-8000
(Registrant’s Area Code and Telephone Number)

Scott Richardson, Esq.
First Investors Tax Exempt Funds
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

With copies to:

Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006-1600
________________________

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the series of the Registrant designated as the First Investors Tax Exempt Opportunities Fund.
No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 002-82572 and 811-03690).

FIRST INVESTORS TAX EXEMPT FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Explanatory Note

Letter to Shareholders*

Questions and Answers*

Notice of Meeting*

Part A of Form N-14 - Combined Proxy Statement and Prospectus regarding the reorganizations of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund, First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, each a series of the Registrant (collectively, the “State Tax Exempt Funds”), into the First Investors Tax Exempt Opportunities Fund, also a series of the Registrant*

Part B of Form N-14 - Statement of Additional Information regarding the reorganizations of the State Tax Exempt Funds into the First Investors Tax Exempt Opportunities Fund*

Part C of Form N-14 - Other Information

Signature Page

Exhibit Index

*
Previously filed in the Registrant’s Registration Statement on Form N-14, File No. 333-227120, on August 30, 2018 (Accession No. 0000898432-18-000982), as supplemented on October 15, 2018 (Accession No. 0000898432-18-001104) (the “Form N-14 Registration Statement”), and incorporated by reference herein.

EXPLANATORY NOTE

The sole purpose of this post-effective amendment is to include in the Form N-14 Registration Statement Exhibit 12 – Opinion of Counsel on Tax Matters regarding the reorganizations of the State Tax Exempt Funds into the First Investors Tax Exempt Opportunities Fund.

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article IX of the Amended and Restated Trust Instrument of the Registrant provides as follows:

Section 1. LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust or Series, as applicable, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust or any Series, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust, a Series or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or its or their

Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or Series, as the case may be; or

(ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or a Series, as applicable, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the Series, as applicable, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust or the applicable Series, as the case may be, is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust or the applicable Series, as the case may be, nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3. INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the Amended and Restated By-laws of the Registrant provides as follows:

Section 3. Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Number 7 of the Registrant’s Investment Advisory Agreement provides as follows:

7.            Limitation of Liability of the Manager.  The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of each Trust shall be deemed, when rendering services to each Trust or acting in any business of each Trust, to be rendering such services to or acting solely for each Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Number 5 of the Registrant’s Subadvisory Agreement provides as follows:

5.            Liability of the Subadviser.  The Subadviser agrees to perform faithfully the services required to be rendered to the Trust and the Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by the Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to the Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.  Nothing in this Agreement shall protect the Subadviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

Number 12 of the Registrant’s Underwriting Agreement provides as follows:

12.            Limitation of Liability.  The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement.  Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended (“1993 Act”), or the 1940 Act.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The trustees and officers of the Registrant are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 16.	Exhibits

(1)	(a)	Certificate of Trust[1]

	(b)	Amended and Restated Trust Instrument (“Trust Instrument”)[3]

	(c)	Amended and Restated Schedule A to the Trust Instrument[9]

(2)		Amended and Restated By-laws (“By-laws”)[3]

(3)		Voting trust agreements – not applicable

(4)		Plan of Reorganization and Termination[6]

(5)		Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws

(6)	(a)	Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. (“FIMCO”) (now, Foresters Investment Management Company, Inc.)[2]

	(b)	Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and FIMCO[7]

	(c)	Subadvisory Agreement among FIMCO, Registrant and Green Square Asset Management, LLC (“Green Square”)[5]

	(d)	Amended and Restated Schedule A to the Subadvisory Agreement among FIMCO, Registrant and Green Square[8]

(7)	(a)	Underwriting Agreement between Registrant and First Investors Corporation (“FIC”) (now, Foresters Financial Services, Inc.)[2]

	(b)	Amended and Restated Schedule A to the Underwriting Agreement between Registrant and FIC[7]

(8)		Bonus, profit sharing or pension plans – none

(9)	(a)	Custody Agreement between Registrant’s predecessor funds and The Bank of New York Mellon Corp. (“BNY”)[1]

	(b)	Addendum to the Custody Agreement with BNY[1]

	(c)	Amended and Restated Exhibit A to the Custody Agreement between Registrant’s predecessor funds and BNY[7]

(10)	(a)	Class A Distribution Plan[1]

	(b)	Amended and Restated Schedule A to Class A Distribution Plan[8]

	(c)	Class B Distribution Plan[1]

	(d)	Amended and Restated Schedule A to Class B Distribution Plan[8]

	(e)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3[4]

	(f)	Amended and Restated Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3[7]

(11)		Opinion and consent of counsel[6]

(12)		Opinion of counsel on tax matters – filed herewith

(13)	(a)	Transfer Agent Agreement between Registrant and Administrative Data Management Corp. (“ADM”) (now, Foresters Investor Services, Inc.)[1]

	(b)	Amended and Restated Schedule A to the Transfer Agent Agreement between Registrant and ADM[7]

(14)		Consent of Independent Registered Certified Public Accounting Firm[6]

(15)		Financial statements omitted pursuant to Item 14(a)(1) – not applicable

(16)		Powers of Attorney[6]

(17)		Other Exhibits

	(a)	Proxy Cards[6]
___________________________
1.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 002-82572), filed on April 28, 2006.
2.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-82572), filed on April 28, 2011.
3.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 002-82572), filed on April 27, 2016.
4.
Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A of First Investors Equity Funds (File No. 033-46924), filed on January 27, 2017.

5.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A (File No. 002-82572), filed on April 27, 2018.
6.	Incorporated by reference to the corresponding exhibit of Registrant’s Form N-14 Registration Statement.
7.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 114 to the

Registration Statement on Form N-1A of First Investors Equity Funds (File No. 033-46924), filed on January 28, 2019.
8.	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 002-82572), filed on April 26, 2019.

Item 17.                          Undertakings
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Form N-14 Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 23rd day of September 2019.
FIRST INVESTORS TAX EXEMPT FUNDS

By:	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Form N-14 Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
/s/ E. Blake Moore Jr.	President	September 23, 2019
E. Blake Moore Jr.	(Principal Executive Officer)

/s/ Joseph I. Benedek	Treasurer	September 23, 2019
Joseph I. Benedek	(Principal Financial Officer and Principal Accounting Officer)

/s/ Susan E. Artmann	Trustee	September 23, 2019
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	September 23, 2019
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	September 23, 2019
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	September 23, 2019
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	September 23, 2019
Mark R. Ward*

*By:	/s/ Mary Najem
Mary Najem
Attorney-in-fact pursuant to the Powers of Attorney dated April 18, 2018

EXHIBIT INDEX
Exhibit	Description

EX-99.(12)	Opinion of counsel on tax matters